Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406